Balances and Transactions with Related Parties (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)
Key management personnel of entity or parent
Balances and Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Other payables | ₪	₪ 542		₪ 415
Total | ₪	542		415
Key management personnel of entity or parent | U.S. Dollars
Balances and Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Other payables | $		$ 169
Total | $		169
Other related parties
Balances and Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Other payables | ₪			108
Total | ₪	₪ 0		₪ 108
Other related parties | U.S. Dollars
Balances and Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Other payables | $		0
Total | $		$ 0